Derivative Financial Instruments	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

Note 6 — Derivative Financial Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company’s derivatives expose it to credit risks from possible non-performance by counterparties. The Company utilizes standard counterparty master netting agreements that net certain foreign currency transactions in the event of the insolvency of one of the parties to the transaction. These master netting arrangements permit the Company to net amounts due from the Company to counterparty with amounts due to the Company from the same counterparty. Although all of the Company’s recognized derivative assets and liabilities are subject to enforceable master netting arrangements, the Company has elected to present these assets and liabilities on a gross basis. Taking into account the Company’s right to net certain gains with losses, the maximum amount of loss due to credit risk that the Company would incur if all counterparties to the derivative financial instruments failed completely to perform, according to the terms of the contracts, based on the gross fair value of the Company’s derivative contracts that are favorable to the Company, was approximately $30,090 as of September 30, 2017. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The Company classifies cash flows from its derivative transactions as cash flows from operating activities in the consolidated statements of cash flow.

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2017. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2017 for forward contracts, and based on spot rates as of September 30, 2017 for options.

Notional Value*
Foreign exchange contracts	$1,235,838

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

The Company records all derivative instruments on the balance sheet at fair value. For further information, see Note 4 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2017 and September 30, 2016, is as follows:

	As of September 30,
	2017	2016
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$30,141	$12,780
Other noncurrent assets	1,091	4,545
Accrued expenses and other current liabilities	(2,317)	(501)
Other noncurrent liabilities	(1,035)	(367)

	27,880	16,457
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	2,840	3,516
Accrued expenses and other current liabilities	(3,368)	(3,906)

	(528)	(390)

Net fair value	$27,352	$16,067

Cash Flow Hedges

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward and option contracts to purchase and sell foreign currencies to hedge a significant portion of its foreign currency net exposure resulting from revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of approximately three years. A significant portion of the forward and option contracts outstanding as of September 30, 2017 is scheduled to mature within the next 12 months.

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income (loss), a separate component of shareholders’ equity, and subsequently reclassified into earnings in the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. The cash flow hedges are evaluated for effectiveness at least quarterly. As the critical terms of the forward contract or option and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges, as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, and hedge components, such as time value, excluded from assessment of effectiveness testing for hedges of estimated revenue from customers, are recognized immediately in interest and other (expense) income, net.

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2017, 2016 and 2015, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2017	2016	2015
Line item in consolidated statements of income:
Revenue	$(1,021)	$(192)	$1,077
Cost of revenue	21,783	(2,131)	(13,624)
Research and development	4,282	(643)	(3,621)
Selling, general and administrative	3,305	(1,175)	(4,074)

Total	$28,349	$(4,141)	$(20,242)

The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2017	2016	2015
Net unrealized gains (losses) on cash flow hedges, net of tax, beginning of period	$12,514	$(12,152)	$(5,522)
Changes in fair value of cash flow hedges, net of tax	36,765	20,911	(23,432)
Reclassification of (gains) losses into earnings, net of tax	(24,771)	3,755	16,802

Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$24,508	$12,514	$(12,152)

Gains (losses) from cash flow hedges recognized in other comprehensive income (loss) were $39,692, $27,578 and $(29,499) , or $36,765, $20,911 and $(23,432) , net of taxes, during the fiscal years ended September 30, 2017, 2016 and 2015, respectively.

Of the net gains related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income (loss) as of September 30, 2017, a net gain of $24,459 will be reclassified into earnings during fiscal 2018 and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates.

The ineffective portion of the change in fair value of a cash flow hedge, including the time value portion excluded from effectiveness testing for the fiscal years ended September 30, 2017, 2016 and 2015, was not material.

Cash flow hedges are required to be discontinued in the event it becomes probable that the underlying forecasted hedged transaction will not occur. The Company did not discontinue any cash flow hedges during any of the periods presented nor does the Company anticipate any such discontinuance in the normal course of business.

Other Risk Management Derivatives

The Company also enters into foreign currency exchange forward and option contracts that are not designated as hedging instruments under hedge accounting and are used to reduce the impact of foreign currency on certain balance sheet exposures and certain revenue and expense transactions.

These instruments are generally short-term in nature, with typical maturities of less than 12 months, and are subject to fluctuations in foreign exchange rates.

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2017, 2016 and 2015, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2017	2016	2015
Line item in statements of income:
Revenue	$—	$(67)	$339
Cost of revenue	4,639	2,187	(8,668)
Research and development	957	284	(830)
Selling, general and administrative	1,723	560	(1,827)
Interest and other (expense) income, net	(10,514)	(9,674)	30,150
Income taxes	(1,653)	(1,076)	1,822

Total	$(4,848)	$(7,786)	$20,986